Net Finance Costs - Summary of Net Finance Costs (Parenthetical) (Detail) $ in Millions	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) Programs
Net Finance Costs [Line Items]
Interest capitalised	5.71%	2.90%	2.83%
Tax relief for capitalised interest	$ 81	$ 34	$ 61
Repayments of hybrid debt instruments	$ 3,289	$ 3,358	$ 8,357
Number of repurchase programs | Programs			2
Hybrid Debt Repurchase Program [Member]
Net Finance Costs [Line Items]
Repayments of hybrid debt instruments			$ 3,402